CASH, CASH EQUIVALENT, AND RESTRICTED CASH (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents:
Cash and Banks	R$ 183,917	R$ 194,968
Financial Investments	151,390	388,384
Total cash and cash equivalents	335,307	583,352	R$ 792,252	R$ 327,198
Restricted Cash:
Commercialization - Itaipu	1,356,513	836,872
Commercialization - PROINFA	1,553,049	553,105
PROCEL	188,004	108,782
Collateral Account - SPEs	100,000
Resources of RGR	29,970	61,329
Total Restricted Cash	3,227,536	1,560,088
Total	R$ 3,562,843	R$ 2,143,440